Dividends (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Cash Dividends [Abstract]
Schedule of Dividends	Dividends declared were as follows:

	Three months ended June 30
	2023				2022
	Dividend		Dividend per share		Dividend		Dividend per share
Common shares		$75,379		$0.1085		$122,636		$0.1808
Series A preferred shares	C$	1,549	C$	0.3226	C$	1,549	C$	0.3226
Series D preferred shares	C$	1,273	C$	0.3182	C$	1,273	C$	0.3182

	Six months ended June 30
	2023				2022
	Dividend		Dividend per share		Dividend		Dividend per share
Common shares		$150,765		$0.2170		$238,209		$0.3514
Series A preferred shares	C$	3,097	C$	0.6453	C$	3,097	C$	0.6453
Series D preferred shares	C$	2,546	C$	0.6364	C$	2,546	C$	0.6364